Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	[1]	$ 54,277	$ 52,204
Non-current assets		44,452	43,058
Canada
Disclosure of geographical areas [line items]
Revenue		26,791	25,128
Non-current assets		37,006	35,876
United States
Disclosure of geographical areas [line items]
Revenue		26,333	25,943
Non-current assets		5,902	5,230
China
Disclosure of geographical areas [line items]
Revenue		1,153	1,133
Non-current assets		1,249	1,608
Indonesia
Disclosure of geographical areas [line items]
Non-current assets		$ 295	$ 344

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.